Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net income before-tax amount	$ 1,018,680	$ 604,953	$ 696,162
Net income, tax	(228,488)	(125,502)	(154,021)
Net income	790,192	479,451	542,141
Before-tax Amount
Net unamortized unrealized holding losses on available for sale investment securities transferred to held to maturity	0	(708,549)	0
Reclassification adjustment for amortization of unrealized holding losses on held to maturity investment securities	72,659	58,808	0
Net change	72,659	(649,741)	0
Income Tax
Net unamortized unrealized holding losses on available for sale investment securities transferred to held to maturity	0	171,115	0
Reclassification adjustment for amortization of unrealized holding losses on held to maturity investment securities	(17,547)	(14,202)	0
Net change	(17,547)	156,913	0
Net of Tax Amount
Net unamortized unrealized holding losses on available for sale investment securities transferred to held to maturity	0	(537,434)	0
Reclassification adjustment for amortization of unrealized holding losses on held to maturity investment securities	55,112	44,606	0
Net change	55,112	(492,828)	0
Before-tax Amount
Net unrealized gains (losses) arising during the period	278,135	517,032	215,914
Reclassification adjustment for realized (gains) losses included in net income	(704)	256,660	76,718
Net change	277,431	773,692	292,632
Income Tax
Net unrealized gains (losses) arising during the period	(67,170)	(124,863)	(52,101)
Reclassification adjustment for realized (gains) losses included in net income	170	(61,983)	(18,527)
Net change	(67,000)	(186,846)	(70,628)
Net of Tax Amount
Net unrealized gains (losses) arising during the period	210,965	392,169	163,813
Reclassification adjustment for realized (gains) losses included in net income	(534)	194,677	58,191
Net change	210,431	586,846	222,004
Before-tax Amount
Net unrealized gains (losses) arising during the period	43,600	(70,101)	(40,606)
Reclassification adjustment for realized (gains) losses included in net income	57,864	139,041	176,442
Net change	101,464	68,940	135,836
Income Tax
Net unrealized gains (losses) arising during the period	(10,529)	16,928	9,815
Reclassification adjustment for realized (gains) losses included in net income	(13,974)	(33,578)	(42,611)
Net change	(24,503)	(16,650)	(32,796)
Net of Tax Amount
Net unrealized gains (losses) arising during the period	33,071	(53,173)	(30,791)
Reclassification adjustment for realized (gains) losses included in net income	43,890	105,463	133,831
Net change	76,961	52,290	103,040
Total other comprehensive income	451,554	192,891	428,468
Total other comprehensive income	(109,050)	(46,583)	(103,424)
Total other comprehensive income	342,504	146,308	325,044
Comprehensive income	1,132,696	625,759	867,185
Less: comprehensive income (loss) attributable to noncontrolling interest	(1,788)	(3,009)	(1,564)
Comprehensive income attributable to Synovus Financial Corp.	$ 1,134,484	$ 628,768	$ 868,749